Significant Accounting Policies (Details) - Schedule of Restrictions on Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Restrictions on Cash and Cash Equivalents [Abstract]
Cash and cash equivalents, as reported on the balance sheets	$ 4,319	$ 3,924
Restricted cash, as reported on the balance sheets	390	375
Restricted cash in other long-term assets, as reported on the balance sheets	199	199
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$ 4,908	$ 4,498